FINANCIAL RISK MANAGEMENT (Schedule of Sensitivity Analysis) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [Member]
Disclosure of detailed information about financial instruments [line items]
10% increase effect on net income (loss) and equity	$ (216)	$ (33)
5% increase effect on net income (loss) and equity	(113)	(18)
Value on balance sheet	2,376	368
5% decrease effect on net income (loss) and equity	125	19
10% decrease effect on net income (loss) and equity	264	41
Other receivables [Member]
Disclosure of detailed information about financial instruments [line items]
10% increase effect on net income (loss) and equity	(30)	(20)
5% increase effect on net income (loss) and equity	(15)	(11)
Value on balance sheet	325	223
5% decrease effect on net income (loss) and equity	17	12
10% decrease effect on net income (loss) and equity	36	25
Trade payables [Member]
Disclosure of detailed information about financial instruments [line items]
10% increase effect on net income (loss) and equity	69	40
5% increase effect on net income (loss) and equity	36	21
Value on balance sheet	(764)	(438)
5% decrease effect on net income (loss) and equity	(40)	(23)
10% decrease effect on net income (loss) and equity	(85)	(49)
Other payables [Member]
Disclosure of detailed information about financial instruments [line items]
10% increase effect on net income (loss) and equity	69	82
5% increase effect on net income (loss) and equity	36	43
Value on balance sheet	(756)	(901)
5% decrease effect on net income (loss) and equity	(40)	(47)
10% decrease effect on net income (loss) and equity	(84)	(100)
NIS-linked balances [Member]
Disclosure of detailed information about financial instruments [line items]
10% increase effect on net income (loss) and equity	(108)	69
5% increase effect on net income (loss) and equity	(56)	35
Value on balance sheet	1,181	(748)
5% decrease effect on net income (loss) and equity	62	(39)
10% decrease effect on net income (loss) and equity	131	(83)
Euro-linked trade payables [Member]
Disclosure of detailed information about financial instruments [line items]
10% increase effect on net income (loss) and equity	(94)	36
5% increase effect on net income (loss) and equity	(49)	19
Value on balance sheet	(1,031)	(413)
5% decrease effect on net income (loss) and equity	(54)	(21)
10% decrease effect on net income (loss) and equity	(115)	(44)
Total [Member]
Disclosure of detailed information about financial instruments [line items]
10% increase effect on net income (loss) and equity	(202)	105
5% increase effect on net income (loss) and equity	(105)	54
Value on balance sheet	150	(1,161)
5% decrease effect on net income (loss) and equity	8	(60)
10% decrease effect on net income (loss) and equity	$ 16	$ (127)